Issued capital and reserves - Narrative (Details) - shares	3 Months Ended		6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Disclosure of classes of share capital [line items]
Issuance of preference shares B, number of shares (in shares)	1,101,176	847,059	1,101,176		847,059
Treasury shares
Disclosure of classes of share capital [line items]
Vested RSA shares (in shares)	(423,234)	(628,045)	(423,234)	(628,045)
Other equity
Disclosure of classes of share capital [line items]
Increase decrease through acquisition of treasury shares as at vested RSA shares (in shares)	126,610		126,610
Preference shares B
Disclosure of classes of share capital [line items]
Issuance of preference shares B, number of shares (in shares)	1,101,176	847,059	1,101,176	847,059
Ordinary shares
Disclosure of classes of share capital [line items]
Issuance of preference shares B, number of shares (in shares)		0
Ordinary shares | Treasury shares
Disclosure of classes of share capital [line items]
Vested RSA shares (in shares)	(423,234)	(628,045)	(423,234)	(628,045)
Ordinary shares | Other equity
Disclosure of classes of share capital [line items]
Increase decrease through acquisition of treasury shares as at vested RSA shares (in shares)	126,610		126,610